Expense Example	Feb. 28, 2025 USD ($)
Commonwealth Australia/New Zealand Fund | Commonwealth Australia/New Zealand Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 289
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,508
Expense Example, with Redemption, 10 Years	3,185
AFRICA FUND | AFRICA FUND [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	1,055
Expense Example, with Redemption, 5 Years	1,945
Expense Example, with Redemption, 10 Years	4,232
Commonwealth Japan Fund | Commonwealth Japan Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	869
Expense Example, with Redemption, 5 Years	1,584
Expense Example, with Redemption, 10 Years	3,481
Commonwealth Global Fund | Commonwealth Global Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	791
Expense Example, with Redemption, 5 Years	1,350
Expense Example, with Redemption, 10 Years	2,875
Commonwealth Real Estate Securities Fund | Commonwealth Real Estate Securities Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	793
Expense Example, with Redemption, 5 Years	1,355
Expense Example, with Redemption, 10 Years	$ 2,885